Consolidated Statements of Cash Flows (USD $)	9 Months Ended	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2014	Dec. 31, 2013
CASH FLOWS FROM OPERATING ACTIVITIES:
Net Income	$ 1,954,949	$ 5,810,740	$ 3,791,162
Adjustments To Reconcile Net Income To Net Cash Provided By Operating Activities:
Depreciation Expense	1,055,662	1,214,912	1,243,839
Amortization Of Intangible Assets	37,503	11,970	50,004
Stock Option Compensation Expense	4,472	12,676	(2,580)
Discount Accretion And Premium Amortization	5,712,398	5,180,338	7,162,479
Provisions For Losses On Loans	1,975,000	450,000	2,645,381
Income From Bank Owned Life Insurance	(315,000)	(300,000)	(339,000)
Gain On Sales Of Loans	(498,879)	(620,994)	(779,554)
Gain On Sales Of Mortgage-Backed Securities	(804,959)	(503,288)	(1,104,491)
(Gain) Loss On Sales Of Investment Securities	(140,517)	66,417	(221,332)
Gain On Sale Of Real Estate Owned	(694,650)	(303,440)	(101,645)
Write Down On Other Real Estate Owned	2,933,000	505,000	1,394,378
Amortization Of Deferred Costs (Fees) On Loans	(8,994)	6,154	6,589
Proceeds From Sale Of Loans Held For Sale	22,536,178	23,607,017	33,207,780
Origination Of Loans Held For Sale	(24,136,288)	(23,616,864)	(28,891,624)
(Increase) Decrease In Accrued Interest Receivable:
Loans	476,180	60,178	210,325
Mortgage-Backed Securities	86,488	49,515	169,323
Investment Securities	(337,607)	(15,768)	(261,894)
Increase (Decrease) In Advance Payments By Borrowers	(161,040)	10,988	65,940
Decrease In Prepaid FDIC Assessment	359,681	0	1,781,476
Other, Net	1,261,763	575,230	335,386
Net Cash Provided By Operating Activities	11,295,340	12,200,781	20,361,942
CASH FLOWS FROM INVESTING ACTIVITIES:
Purchase Of Mortgage-Backed Securities Available For Sale	(57,808,416)	(54,673,351)	(88,844,145)
Principal Repayments On Mortgage-Backed Securities Available For Sale	43,332,870	32,752,039	56,166,594
Purchase Of Mortgage-Backed Securities Held To Maturity	(9,130,181)	0	0
Principal Repayments On Mortgage-Backed Securities Held To Maturity	1,144,542	0	942,806
Purchase Of Investment Securities Available For Sale	(44,272,326)	(64,593,473)	(72,626,491)
Maturities Of Investment Securities Available For Sale	14,662,340	21,531,825	22,028,941
Purchase of Investment Securities Held To Maturity	(14,513,829)	0	(1,000,000)
Maturities Of Investment Securities Held To Maturity	13,592,535	0	3,501,978
Proceeds From Sale of Investment Securities Available For Sale	5,441,135	37,842,271	21,957,851
Proceeds From Sale of Mortgage-Backed Securities Available For Sale	34,874,060	31,762,151	40,802,371
Investment In Certificates Of Deposits With Other Banks	0	0	(370,000)
Purchase Of FHLB Stock	(657,887)	(5,905,180)	(4,950,606)
Redemption Of FHLB Stock	2,950,287	7,777,180	6,112,706
Proceeds from Life Insurance Policies	0	624,260	0
Decrease In Loans Receivable	28,481,291	17,578,222	28,739,400
Proceeds From Sale Of Other Real Estate Owned	7,623,802	2,154,091	5,375,648
Purchase And Improvement Of Premises And Equipment	(247,260)	(2,204,748)	(567,582)
Net Cash Provided By Investing Activities	25,472,963	24,645,287	17,269,471
CASH FLOWS FROM FINANCING ACTIVITIES:
Increase (Decrease) In Deposit Accounts	(19,862,403)	1,418,392	(17,641,881)
Proceeds From FHLB Advances	60,400,000	253,630,000	150,800,000
Repayment Of FHLB Advances	(77,212,620)	(288,470,058)	(168,317,124)
Proceeds From (Repayments Of) Other Borrowings, Net	(484,142)	520,609	(1,314,505)
Repayment Of Warrant Issued In Conjunction With Preferred Stock	0	0	(50,000)
Dividends To Preferred Stock Shareholders	(330,000)	(440,000)	(440,000)
Dividends To Common Stock Shareholders	(706,560)	(942,080)	(942,082)
Net Cash Used By Financing Activities	(38,195,725)	(34,283,137)	(37,905,592)
Net Increase (Decrease) In Cash And Cash Equivalents	(1,427,422)	2,562,931	(274,179)
Cash And Cash Equivalents At Beginning Of Year	9,331,372	7,629,771	7,903,950
Cash And Cash Equivalents At End Of Year	7,903,950	10,192,702	7,629,771
SUPPLEMENTAL DISCLOSURE OF CASH FLOW INFORMATION:
Interest	7,692,965	5,969,581	7,728,772
Income Taxes	274,656	1,464,350	448,419
Supplemental Schedule Of Non Cash Transactions:
Transfers From Loans Receivable	2,456,478	1,638,135	3,861,182
Increase (Decrease) in Unrealized Gains On Securities Available For Sale, Net Of Taxes	$ 897,737	$ 5,003,969	$ (6,958,904)